Item 1. Report to Shareholders

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                  6 Months      Year
                     Ended     Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period         $  24.33  $  18.58  $  24.18   $  27.20   $  33.27   $  32.07

Investment
activities

  Net investment
  income (loss)       0.03      0.06      0.05       0.09       0.07       0.11

  Net realized
  and unrealized
  gain (loss)         0.59      5.74     (5.61)     (2.76)      0.21       6.61

  Total from
  investment
  activities          0.62      5.80     (5.56)     (2.67)      0.28       6.72

Distributions

  Net investment
  income                 -     (0.05)    (0.04)     (0.08)     (0.07)     (0.10)

  Net realized
  gain                   -         -         -      (0.27)     (6.28)     (5.42)

  Total
  distributions          -     (0.05)    (0.04)     (0.35)     (6.35)     (5.52)

NET ASSET VALUE

End of period     $  24.95  $  24.33  $  18.58   $  24.18   $  27.20   $  33.27
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        2.55%    31.23%  (23.00)%    (9.79)%      0.27%     22.15%

Ratio of total
expenses to
average net assets   0.74%!    0.76%     0.77%      0.77%      0.73%      0.74%

Ratio of net
investment income
(loss) to average
net assets           0.26%!    0.29%     0.23%      0.34%      0.20%      0.31%

Portfolio
turnover rate        32.2%!    35.0%     46.9%      64.1%      74.3%      55.8%

Net assets,
end of period
(in millions)     $  6,559  $  5,651  $  3,728   $  4,685   $  5,428   $  5,672

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                                                6 Months                  Year
                                                   Ended                 Ended
                                                 6/30/04   12/31/03   12/31/02
NET ASSET VALUE

Beginning of period                             $  24.23   $  18.54   $  24.18

Investment activities

  Net investment income                             0.03       0.05       0.01*

  Net realized and unrealized gain (loss)           0.56       5.69      (5.61)

  Total from investment activities                  0.59       5.74      (5.60)

Distributions

  Net investment income                                -      (0.05)     (0.04)

NET ASSET VALUE

End of period                                   $  24.82   $  24.23   $  18.54
                                                -------------------------------

Ratios/Supplemental Data

Total return^                                      2.43%     30.97%   (23.16)%*

Ratio of total expenses
to average net assets                              0.92%!     0.92%      1.10%*

Ratio of net investment income
(loss) to average net assets                       0.10%!     0.15%      0.00%*

Portfolio turnover rate                            32.2%!     35.0%      46.9%

Net assets, end of period
(in thousands)                                 $ 221,395  $  90,856   $    541

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   * Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 4/30/06.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                                                 6 Months       Year   9/30/02
                                                    Ended      Ended   Through
                                                  6/30/04   12/31/03  12/31/02
NET ASSET VALUE

Beginning of period                              $  24.19   $  18.56  $  17.20

Investment activities

  Net investment income                              0.02       0.05     (0.01)

  Net realized and unrealized gain (loss)            0.54       5.62      1.41**

  Total from investment activities                   0.56       5.67      1.40

Distributions

  Net investment income                                 -      (0.04)    (0.04)

NET ASSET VALUE

End of period                                    $  24.75   $  24.19  $  18.56
                                                 -------------------------------

Ratios/Supplemental Data

Total return^                                       2.32%     30.56%     8.14%

Ratio of total expenses
to average net assets                               1.21%!     1.21%     1.26%!

Ratio of net investment income
(loss) to average net assets                      (0.18)%!   (0.14)%   (0.17)%!

Portfolio turnover rate                             32.2%!     35.0%     46.9%

Net assets, end of period
(in thousands)                                   $ 50,747   $ 12,778  $    108

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

  ** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                          Shares              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   97.3%

CONSUMER DISCRETIONARY   19.5%

Automobiles   0.8%

Harley-Davidson                                      843,400             52,240

                                                                         52,240


Hotels, Restaurants & Leisure   4.0%

Carnival                                           1,647,900             77,451

Compass (GBP)                                      7,830,000             47,766

International Game Technology                      2,570,000             99,202

MGM Mirage *                                         356,873             16,752

Starbucks *                                          725,000             31,523

                                                                        272,694


Internet & Catalog Retail   1.0%

eBay *                                               745,000             68,503

                                                                         68,503


Media   8.5%

British Sky Broadcast (GBP)                        3,210,000             36,197

Clear Channel Communications                       1,360,000             50,252

Comcast, Class A *                                 2,415,000             66,678

EchoStar Communications, Class A *                 2,455,000             75,491

Liberty Media, Class A *                           8,122,400             73,020

Liberty Media International, Series A *              426,120             15,809

News Corporation ADR                               1,570,000             51,622

Scripps, Class A                                     470,000             49,350

Sogecable (EUR) *                                    710,000             28,670

Time Warner *                                      1,600,000             28,128

Univision Communications, Class A *                1,356,800             43,323

Viacom, Class B                                    1,705,524             60,921

                                                                        579,461


Multiline Retail   2.2%

Family Dollar Stores                               1,250,000             38,025

Target                                             2,678,900            113,773

                                                                        151,798

Specialty Retail   2.6%

Best Buy                                           1,378,500             69,945

Home Depot                                         2,555,000             89,936

Kingfisher (GBP)                                   3,670,000             19,045

                                                                        178,926


Textiles, Apparel, & Luxury Goods   0.4%

Hermes (EUR)                                         137,528             27,491

                                                                         27,491

Total Consumer Discretionary                                          1,331,113


CONSUMER STAPLES   5.2%

Beverages   1.3%

Coca-Cola                                          1,370,000             69,157

PepsiCo                                              435,000             23,438

                                                                         92,595


Food & Staples Retailing   3.1%

Sysco                                              1,038,000             37,233

Wal-Mart                                           1,675,000             88,373

Wal-Mart de Mexico (MXN)                           3,925,000             11,638

Wal-Mart de Mexico ADR                               590,000             17,497

Walgreen                                           1,510,000             54,677

                                                                        209,418


Personal Products   0.3%

Gillette                                             425,000             18,020

                                                                         18,020


Tobacco   0.5%

Altria Group                                         754,800             37,778

                                                                         37,778

Total Consumer Staples                                                  357,811


ENERGY   4.0%

Energy Equipment & Services   2.2%

Baker Hughes                                       2,210,000             83,206

Schlumberger                                       1,050,000             66,686

                                                                        149,892

Oil & Gas   1.8%

ChevronTexaco                                        565,000             53,172

Exxon Mobil                                        1,581,374             70,229

                                                                        123,401

Total Energy                                                            273,293


FINANCIALS   19.0%

Capital Markets   6.6%

AmeriTrade *                                       1,800,000             20,430

Charles Schwab                                     1,663,400             15,985

Credit Suisse Group (CHF) *                        1,425,000             50,653

Goldman Sachs Group                                  430,000             40,489

Mellon Financial                                   1,864,900             54,698

Merrill Lynch                                      1,325,000             71,523

Northern Trust                                     1,000,000             42,280

State Street                                       2,049,000            100,483

UBS (CHF)                                            760,000             53,575

                                                                        450,116


Commercial Banks   0.8%

U.S. Bancorp                                       2,000,000             55,120

                                                                         55,120


Consumer Finance   2.6%

American Express                                   1,745,000             89,658

MBNA                                                 650,000             16,764

SLM Corporation                                    1,715,000             69,372

                                                                        175,794


Diversified Financial Services  3.6%

Citigroup                                          5,230,000            243,195

                                                                        243,195


Insurance   3.9%

ACE                                                  900,000             38,052

American International Group                       1,980,000            141,134

Hartford Financial Services                          811,100             55,755

Saint Paul Companies                                 857,496             34,763

                                                                        269,704

Thrifts & Mortgage Finance   1.5%

Fannie Mae                                           970,400             69,248

Freddie Mac                                          515,000             32,599

                                                                        101,847

Total Financials                                                      1,295,776


HEALTH CARE   13.0%

Biotechnology   2.0%

Amgen *                                            1,430,000             78,035

Genentech *                                          240,000             13,488

Gilead Sciences *                                    635,000             42,545

                                                                        134,068


Health Care Equipment & Supplies   2.2%

Biomet                                               750,000             33,330

Boston Scientific *                                  785,000             33,598

Guidant                                              545,000             30,455

Medtronic                                          1,065,000             51,887

                                                                        149,270


Health Care Providers & Services   4.2%

Cardinal Health                                      319,300             22,367

UnitedHealth Group                                 2,549,300            158,694

WellPoint Health Networks *                          945,000            105,849

                                                                        286,910


Pharmaceuticals   4.6%

Forest Laboratories *                              1,019,700             57,746

Johnson & Johnson                                  1,295,000             72,131

Pfizer                                             4,218,000            144,593

Teva Pharmaceutical ADR                              290,000             19,514

Wyeth                                                675,000             24,408

                                                                        318,392

Total Health Care                                                       888,640


INDUSTRIALS & BUSINESS SERVICES   8.4%

Air Freight & Logistics   1.0%

UPS, Class B                                         920,000             69,156

                                                                         69,156

Commercial Services & Supplies   2.3%

Apollo Group, Class A *                              815,000             71,956

Cendant                                            3,300,000             80,784

                                                                        152,740

Industrial Conglomerates   3.9%

GE                                                 5,220,000            169,128

Tyco International                                 2,953,100             97,866

                                                                        266,994


Machinery   1.2%

Danaher                                            1,570,000             81,405

                                                                         81,405

Total Industrials &  Business Services                                  570,295


INFORMATION TECHNOLOGY   23.6%

Communications Equipment   3.6%

Cisco Systems *                                    3,950,000             93,615

Corning *                                          3,000,000             39,180

Juniper Networks *                                 1,575,000             38,698

QLogic *                                             850,000             22,601

QUALCOMM                                             320,000             23,354

Research In Motion *                                 399,200             27,321

                                                                        244,769


Computers & Peripherals   1.6%

Dell *                                             3,150,000            112,833

                                                                        112,833


Internet Software & Services   2.3%

InterActiveCorp *                                  2,244,200             67,640

Yahoo! *^                                          2,393,800             86,967

                                                                        154,607


IT Services   4.9%

Accenture, Class A *                               3,185,000             87,524

Affiliated Computer Services, Class A *            1,528,400             80,913

First Data                                         1,200,800             53,460

Fiserv *                                           1,785,000             69,419

Infosys Technologies (INR)                           150,000             18,010

SunGard Data Systems *                               985,200             25,615

                                                                        334,941

Semiconductor & Semiconductor Equipment   3.9%

Analog Devices                                       650,000             30,602

Applied Materials *                                1,725,000             33,844

Intel                                              2,575,000             71,070

Maxim Integrated Products                            533,400             27,961

Samsung Electronics (KRW)                             98,360             40,604

Semiconductor Manufacturing ADR *                    134,000              1,438

STMicroelectronics (EUR)                           1,700,000             37,336

Xilinx                                               810,000             26,981

                                                                        269,836


Software   7.3%

Adobe Systems                                      1,271,100             59,106

Intuit *                                           1,150,000             44,367

Mercury Interactive *                                800,000             39,864

Microsoft                                          8,015,000            228,908

Oracle *                                           1,000,000             12,011

Red Hat *                                            695,000             15,964

SAP (EUR)                                            320,000             53,113

VERITAS Software *                                 1,600,000             44,320

                                                                        497,653

Total Information Technology                                          1,614,639


MATERIALS   1.7%

Metals & Mining   1.7%

BHP Billiton (AUD)                                 1,750,000             15,264

Nucor                                                705,000             54,116

Rio Tinto (Ordinary shares) (GBP)                  1,960,000             47,116

Total Materials                                                         116,496


TELECOMMUNICATION SERVICES   2.9%

Wireless Telecommunication Services   2.9%

China Mobile (Hong Kong) (HKD)                           100                  0

Crown Castle International *                       2,642,100             38,971

Nextel Communications, Class A *                   3,445,300             91,852

Vodafone ADR                                       1,250,300             27,631

Vodafone Group (GBP)                              18,050,000             39,513

Total Telecommunication Services                                        197,967

Total Common Stocks (Cost  $5,102,593)                                6,646,030

OPTIONS WRITTEN   0.0%

Yahoo!
     Call, 10/16/04 @ $35 *                         (150,000)              (585)

     Call, 7/17/04 @ $30 *                          (140,000)              (917)

Total Options Written (Cost  $(466))                                     (1,502)


SHORT-TERM INVESTMENTS   3.0%

Money Market Fund   3.0%

T. Rowe Price Reserve Investment Fund, 1.16% #   207,062,792            207,063

Total Short-Term Investments (Cost  $207,063)                           207,063

Total Investments in Securities

100.3% of Net Assets (Cost $5,309,190)                              $  6,851,591
                                                                    ------------

(1) Denominated in U.S. dollars unless otherwise noted

  # Seven-day yield

  * Non-income producing

  ^ All or a portion of this security is pledged to cover written call options at June 30, 2004

ADR American Depository Receipts

AUD Australian dollar

CHF Swiss franc

EUR Euro

GBP British pound

HKD Hong Kong dollar

INR Indian rupee

KRW South Korean won

MXN Mexican peso

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $5,309,190)           $     6,851,591

Other assets                                                            117,595

Total assets                                                          6,969,186

Liabilities

Total liabilities                                                       137,927

NET ASSETS                                                      $     6,831,259
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $         9,439

Undistributed net realized gain (loss)                                 (504,465)

Net unrealized gain (loss)                                            1,542,411

Paid-in-capital applicable to 273,889,647 shares
of $1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         5,783,874

NET ASSETS                                                      $     6,831,259
                                                                ----------------

NET ASSET VALUE PER SHARE

Investor Class
($6,559,116,042/262,919,912 shares outstanding)                 $         24.95
                                                                ----------------

Advisor Class
($221,395,467/8,919,013 shares outstanding)                     $         24.82
                                                                ----------------

R Class
($50,747,070/2,050,722 shares outstanding)                      $         24.75
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                         $     31,573

  Interest                                                                    9

  Total income                                                           31,582

Expenses

  Investment management                                                  17,795

  Shareholder servicing

    Investor Class                                                        4,973

    Advisor Class                                                            67

    R Class                                                                  22

  Rule 12b-1 fees

    Advisor Class                                                           188

    R Class                                                                  79

  Custody and accounting                                                    235

  Registration                                                              109

  Prospectus and shareholder reports

    Investor Class                                                           78

    Advisor Class                                                             5

    R Class                                                                   1

  Legal and audit                                                            15

  Directors                                                                   7

  Miscellaneous                                                               5

  Total expenses                                                         23,579

Net investment income (loss)                                              8,003

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             96,885

  Written options                                                           374

  Foreign currency transactions                                          (1,035)

  Net realized gain (loss)                                               96,224

Change in net unrealized gain (loss)

  Securities                                                             52,595

  Written options                                                        (1,036)

  Other assets and liabilities
  denominated in foreign currencies                                          (8)

  Change in net unrealized gain (loss)                                   51,551

Net realized and unrealized gain (loss)                                 147,775

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  $    155,778
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/04           12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $        8,003     $       13,215

  Net realized gain (loss)                            96,224             57,706

  Change in net unrealized gain (loss)                51,551          1,191,741

  Increase (decrease) in net
  assets from operations                             155,778          1,262,662

Distributions to shareholders

  Net investment income

    Investor Class                                         -            (11,488)

    Advisor Class                                          -               (176)

    R Class                                                -                (18)

  Decrease in net assets from distributions                -            (11,682)

Capital share transactions *

  Shares sold

    Investor Class                                 1,244,779          1,268,712

    Advisor Class                                    155,190             94,726

    R Class                                           41,752             12,947

  Distributions reinvested

    Investor Class                                         -             10,776

    Advisor Class                                          -                135

    R Class                                                -                 17

  Shares redeemed

    Investor Class                                  (488,549)          (597,262)

    Advisor Class                                    (28,264)           (14,046)

    R Class                                           (4,338)            (1,154)

  Increase (decrease) in net assets
  from capital share transactions                    920,570            774,851

Net Assets

Increase (decrease) during period                  1,076,348          2,025,831

Beginning of period                                5,754,911          3,729,080

End of period                                 $    6,831,259     $    5,754,911
                                              ----------------------------------

(Including undistributed net investment income of $9,439 at 6/30/04 and $1,436 at 12/31/03)

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                    6 Months               Year
                                                       Ended              Ended
                                                     6/30/04           12/31/03

*Share information

  Shares sold

    Investor Class                                    50,372             60,056

    Advisor Class                                      6,315              4,336

    R Class                                            1,699                574

  Distributions reinvested

    Investor Class                                         -                459

    Advisor Class                                          -                  6

    R Class                                                -                  1

  Shares redeemed

    Investor Class                                   (19,773)           (28,816)

    Advisor Class                                     (1,146)              (621)

    R Class                                             (176)               (52)

  Increase (decrease) in shares outstanding           37,291             35,943

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies. The fund has three classes of shares: the Growth Stock Fund original share class, referred to in this report as the Investor Class, offered since April 11, 1950, Growth Stock Fund--Advisor Class (Advisor Class), offered since December 31, 2001, and Growth Stock Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $179,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the six months ended June 30, 2004, were as follows:

--------------------------------------------------------------------------------

                                                   Number of
                                                   Contracts           Premiums

Outstanding at beginning of period                         -      $           -

Written                                                9,400          2,115,000

Exercised                                             (1,000)          (194,000)

Closed                                                (5,500)        (1,455,000)

Outstanding at end of period                           2,900      $     466,000
                                                      --------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,951,914,000 and $991,310,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $600,453,000 of unused capital loss carryforwards, of which $352,727,000 expire in 2009, $236,038,000 expire in 2010, and $11,688,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $5,309,190,000. Net unrealized gain aggregated $1,542,411,000 at period-end, of which $1,606,424,000 related to appreciated investments and $64,013,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $3,098,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------

                                               Advisor Class            R Class

Expense Limitation                                     1.10%              1.35%

Limitation Date                                      4/30/06            4/30/06

Repayment Date                                       4/30/08            4/30/08

For the six months ended June 30, 2004, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $3,296,000 for the six months ended June 30, 2004, of which $546,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $287,000 of Spectrum Funds' expenses and $399,000 of Retirement Funds' expenses. Of these amounts, $476,000 related to services provided by Price and $123,000 was payable at period-end. At June 30, 2004, approximately 4.9% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 3.9% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $856,000.

T. Rowe Price Growth Stock Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Growth Stock Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Growth Stock Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004